Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HR
	PERIOD                 	 		6/30/2010

		CIK                      	0000936936
		CCC                      	6bytaas@
	SUBMISSION/CONTACT
		NAME                     	Todd M. Humphrey
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	     July 20, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	82
Form 13F Information Table Value Total:   	$137,686,000
List of Other Included Managers:		none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      405     5130 SH       SOLE                                       5130
ALLSCRIPTS-MISYS HEALTHCARE SO COM              01988P108     1841   114375 SH       SOLE                                     114375
AMGEN INC.                     COM              031162100     1704    32400 SH       SOLE                                      32400
ANALOG DEVICES                 COM              032654105      725    26025 SH       SOLE                                      26025
ANWORTH MORTGAGE ASSET CORP    COM              037347101     6492   911860 SH       SOLE                                     911860
APPLE COMPUTER INC.            COM              037833100     6808    27065 SH       SOLE                                      27065
AT&T INC                       COM              00206R102      272    11256 SH       SOLE                                      11256
BALTIC TRADING LTD             COM              Y0553W103     3803   334450 SH       SOLE                                     334450
BANK OF AMERICA CORP           COM              060505104     1138    79177 SH       SOLE                                      79177
BARNES & NOBLE                 COM              067774109     4575   354640 SH       SOLE                                     354640
BECTON DICKINSON & CO          COM              075887109      703    10400 SH       SOLE                                      10400
BELDEN CDT INC                 COM              077454106      472    21435 SH       SOLE                                      21435
BERKSHIRE HATHAWAY INC - CL A  COM              084670108     1080        9 SH       SOLE                                          9
BERKSHIRE HATHAWAY INC - CLASS COM              084670702      724     9080 SH       SOLE                                       9080
BEST BUY CO INC                COM              086516101      569    16800 SH       SOLE                                      16800
BGC PARTNERS INC-CL A          COM              05541T101     4651   910170 SH       SOLE                                     910170
BJ'S RESTAURANTS INC           COM              09180C106     1410    59750 SH       SOLE                                      59750
BRISTOL MYERS SQUIBB COM       COM              110122108      328    13140 SH       SOLE                                      13140
BYD CO-LTD UNSPONSORED ADR     COM              05606L100     1650    22040 SH       SOLE                                      22040
CATERPILLAR INC.               COM              149123101      292     4868 SH       SOLE                                       4868
CHECK POINT SOFTWARE TECH      COM              M22465104     5390   182840 SH       SOLE                                     182840
CHESAPEAKE  ENERGY             COM              165167107      444    21185 SH       SOLE                                      21185
CHEVRON CORP (fmly ChevronTexa COM              166764100     2033    29954 SH       SOLE                                      29954
CISCO SYSTEMS                  COM              17275R102      270    12685 SH       SOLE                                      12685
COCA COLA COMPANY              COM              191216100      501    10000 SH       SOLE                                      10000
CONOCOPHILLIPS                 COM              20825C104     1964    40013 SH       SOLE                                      40013
CONSOLIDATED GRAPHICS INC      COM              209341106      274     6340 SH       SOLE                                       6340
DISNEY WALT CO DEL COM         COM              254687106      240     7612 SH       SOLE                                       7612
DUKE ENERGY CORP-NEW           COM              26441C105     1463    91410 SH       SOLE                                      91410
EXXON MOBIL CORPORATION        COM              30231G102      983    17220 SH       SOLE                                      17220
FIRST NIAGARA FINANCIAL GROUP, COM              33582V108      177    14166 SH       SOLE                                      14166
GENERAL ELECTRIC CO COM        COM              369604103     1489   103284 SH       SOLE                                     103284
GFI GROUP INC.                 COM              361652209     5227   936735 SH       SOLE                                     936735
GOOGLE INC - CL A              COM              38259P508     2048     4603 SH       SOLE                                       4603
HALLIBURTON CO.                COM              406216101     4392   178900 SH       SOLE                                     178900
HESS CORP (fmly Amerada Hess C COM              42809H107      239     4740 SH       SOLE                                       4740
HOLOGIC INC                    COM              436440101      338    24250 SH       SOLE                                      24250
INTEL CORP COM                 COM              458140100      798    41015 SH       SOLE                                      41015
INTERNATIONAL BUSINESS MACHINE COM              459200101      980     7935 SH       SOLE                                       7935
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     3190   203195 SH       SOLE                                     203195
J.P. MORGAN CHASE & CO         COM              46625H100      777    21230 SH       SOLE                                      21230
JOHNSON & JOHNSON COM          COM              478160104     3025    51215 SH       SOLE                                      51215
KIMBERLY CLARK                 COM              494368103      295     4870 SH       SOLE                                       4870
KINDER MORGAN ENERGY PARTNERS  COM              494550106      376     5775 SH       SOLE                                       5775
KRAFT FOODS INC. - CLASS A     COM              50075N104     1396    49850 SH       SOLE                                      49850
LEXINGTON CORPORATE PPTYS TR   COM              529043101     2231   371250 SH       SOLE                                     371250
LIONS GATE ENTERTAINMENT CORP  COM              535919203     2192   314085 SH       SOLE                                     314085
MARATHON OIL CORP              COM              565849106     2538    81645 SH       SOLE                                      81645
MERCK and CO INC               COM              58933Y105     1931    55230 SH       SOLE                                      55230
MICROCHIP TECHNOLOGY INC       COM              595017104     3068   110600 SH       SOLE                                     110600
MICROSOFT                      COM              594918104      233    10125 SH       SOLE                                      10125
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     1313   281250 SH       SOLE                                     281250
NORTHROP GRUMMAN CORP          COM              666807102      931    17100 SH       SOLE                                      17100
NUSTAR ENERGY LP               COM              67058H102     1148    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      424    19750 SH       SOLE                                      19750
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      709    52530 SH       SOLE                                      52530
PEPSICO INC COM                COM              713448108      440     7225 SH       SOLE                                       7225
PFIZER INC.                    COM              717081103      608    42667 SH       SOLE                                      42667
PROCTER & GAMBLE CO.           COM              742718109     1018    16975 SH       SOLE                                      16975
PROSHARES ULTRASHORT 20+Y TR   COM              74347r297      273     7700 SH       SOLE                                       7700
REDWOOD TRUST INC              COM              758075402     6623   452380 SH       SOLE                                     452380
SAFEWAY INC.                   COM              786514208      253    12890 SH       SOLE                                      12890
SARA LEE                       COM              803111103     1983   140655 SH       SOLE                                     140655
SCHLUMBERGER LTD COM           COM              806857108      301     5435 SH       SOLE                                       5435
SHIP FINANCE INTL LTD          COM              G81075106     6928   387500 SH       SOLE                                     387500
SPECTRA ENERGY CORP            COM              847560109     1262    62875 SH       SOLE                                      62875
STARBUCKS CORP                 COM              855244109      625    25700 SH       SOLE                                      25700
SYMANTEC CORP                  COM              871503108      390    28120 SH       SOLE                                      28120
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109      506    56255 SH       SOLE                                      56255
TARGET CORP                    COM              87612E106      285     5800 SH       SOLE                                       5800
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     4995    96074 SH       SOLE                                      96074
TEXAS INSTRUMENTS INC.         COM              882508104      327    14040 SH       SOLE                                      14040
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        0    17500 SH       SOLE                                      17500
BAC CAPITAL TRUST III          PFD              05518E202     3443   153825 SH       SOLE                                     153825
CITIGROUP CAP X  6.1%   9/30/3 PFD              173064205      288    15000 SH       SOLE                                      15000
CITIGROUP CAPITAL VII          PFD              17306N203     3179   141650 SH       SOLE                                     141650
COUNTRYWIDE CAPITAL V          PFD              222388209     2724   126275 SH       SOLE                                     126275
LEXINGTON REALTY TRUST 7.55% S PFD              529537201     2229   108745 SH       SOLE                                     108745
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     3683   170175 SH       SOLE                                     170175
WELLS FARGO CAPITAL  5.625%  4 PFD              94979P203      265    12100 SH       SOLE                                      12100
CENTRAL FUND CANADA CL A                        153501101      387    25700 SH       SOLE                                      25700